Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Summary of anti-dilutive common shares outstanding
	March 31,		December 31,
	2013	2012	2012	2011
Series A Preferred Stock	-	160,000	160,000	160,000
Series B Preferred Stock	22,785,208	1,323,553	18,080,050	723,208
Series C Preferred Stock	17,088,906	1,093,845	13,560,038	-
Series D Preferred Stock	13,407	673,191	194,560	884,364
Series E Preferred Stock	5,623,583	-	5,119,460	-
Series F Preferred Stock	1,383,333	-	1,047,317	-
Series H Preferred Stock	2,576,519	-	2,345,548	-
Series I Preferred Stock	1,500,000	-	1,135,647	-
Warrants	3,612,978	875,076	8,614,274	578,566
	54,583,934	4,125,665	50,256,894	2,346,138

Summary of fair value of financial instruments
	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011:
Warrant derivatives	$—	$—	$38,557

December 31, 2012:
Warrant derivatives	$—	$—	$33,593

March 31, 2013:
Warrant derivatives	$—	$—	$17,964

Summary of assets and liabilities measured at fair value on a recurring basis
	Fair Value Measurements at Reporting
	Date Using
	Quoted
	Prices
	in Active
	Markets	Significant
	for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)

	December 31, 2011
Liabilities:
Warrant derivatives	$-	$-	$38,557
Contingent consideration	-	-	141,607

Total liabilities at fair value	$-	$-	$180,164

	December 31, 2012
Liabilities:
Warrant derivatives	$-	$-	$33,593
Contingent consideration	-	-	4,624,367

Total liabilities at fair value	$-	$-	$4,657,960

	March 31, 2013
	Level 1	Level 2	Level 3
Liabilities:
Warrant derivatives	$-	$-	$17,964
Contingent consideration	-	-	4,519,307

Total liabilities at fair value	$-	$-	$4,537,271

Summary of changes in fair value of our Level 3 financial instruments
Amount
Balance December 31, 2010	$459,897

Change in fair value of derivative	(421,340)
Fair value of contingent consideration recorded at date of acquisition	141,607
Balance as of December 31, 2011	$180,164

Change in fair value of derivative	(198,908)
Warrant derivates fair value on date of issuance	193,944
Fair value of contingent consideration recorded at date of acquisition	4,482,760
Balance December 31, 2012	$4,657,960

Change in fair value of derivative	(15,629)
Change in fair value of contingent consideration	(105,060)
Balance March 31, 2013	$4,537,271